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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments 7/31/12

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.2%

 Diversified Financials - 1.2%

 Asset Management & Custody Banks - 1.2%

 3,470,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 3,487,350

 1,500,000

 BBB/NR

 Ares Capital Corp., 5.125%, 6/1/16 (144A)

 1,520,625

 $

 5,007,975

 Total Diversified Financials

 $

 5,007,975

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $4,530,377)

 $

 5,007,975

 Shares

 COMMON STOCKS - 62.8%

 Energy - 3.2%

 Oil & Gas Equipment & Services - 0.7%

 180,441

 AMEC Plc

 $

 3,141,732

 Integrated Oil & Gas - 2.5%

 44,990

 Chevron Corp.

 $

 4,930,004

 119,782

 Total SA

 5,513,020

 $

 10,443,024

 Total Energy

 $

 13,584,756

 Materials - 3.7%

 Diversified Chemicals - 0.5%

 19,929

 PPG Industries, Inc.

 $

 2,181,428

 Specialty Chemicals - 1.1%

 56,966

 Ecolab, Inc.

 $

 3,728,425

 488

 Sika AG

 912,500

 $

 4,640,925

 Construction Materials - 1.4%

 6,823,065

 Holcim Indonesia Tbk PT

 $

 1,889,300

 1,744,500

 Indocement Tunggal Prakarsa Tbk PT

 3,948,454

 $

 5,837,754

 Metal & Glass Containers - 0.5%

 699,957

 Nampak, Ltd.

 $

 2,201,056

 Steel - 0.2%

 9,949,000

 Krakatau Steel Persero Tbk PT

 $

 785,940

 Total Materials

 $

 15,647,103

 Capital Goods - 4.7%

 Aerospace & Defense - 0.3%

 14,152

 The Boeing Co.

 $

 1,045,974

 Construction & Engineering - 0.2%

 7,212,500

 Surya Semesta Internusa Tbk PT

 $

 871,983

 Industrial Conglomerates - 3.5%

 16,131

 3M Co.

 $

 1,471,631

 13,065,800

 Alliance Global Group, Inc.

 3,643,771

 61,075

 Fraser and Neave, Ltd.

 399,592

 32,859

 Jardine Matheson Holdings, Ltd.

 1,715,727

 26,486

 Jardine Strategic Holdings, Ltd.

 831,076

 536,000

 Keppel Corp., Ltd.

 4,791,355

 35,606

 Tyco International, Ltd.

 1,956,194

 $

 14,809,346

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 588,915

 United Tractors Tbk PT

 $

 1,300,065

 Industrial Machinery - 0.4%

 11,589

 Andritz AG

 $

 632,547

 5,200

 FANUC Corp.

 805,897

 $

 1,438,444

 Total Capital Goods

 $

 19,465,812

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.4%

 3,339,342

 China Everbright International, Ltd.

 $

 1,727,229

 Total Commercial Services & Supplies

 $

 1,727,229

 Transportation - 1.9%

 Railroads - 1.5%

 91,359

 CSX Corp.

 $

 2,095,775

 28,014

 Norfolk Southern Corp.

 2,074,437

 17,432

 Union Pacific Corp.

 2,137,338

 $

 6,307,550

 Airport Services - 0.4%

 2,170,909

 Beijing Capital International Airport Co., Ltd.

 $

 1,479,175

 Total Transportation

 $

 7,786,725

 Automobiles & Components - 1.3%

 Auto Parts & Equipment - 0.7%

 53,549

 Autoliv, Inc.

 $

 3,029,267

 Tires & Rubber - 0.2%

 12,272

 Cie Generale des Etablissements Michelin

 $

 836,983

 Automobile Manufacturers - 0.4%

 22,440

 Bayerische Motoren Werke AG

 $

 1,669,607

 Total Automobiles & Components

 $

 5,535,857

 Consumer Durables & Apparel - 1.3%

 Apparel, Accessories & Luxury Goods - 1.3%

 21,290

 Cie Financiere Richemont SA

 $

 1,203,242

 6,690

 The Swatch Group AG

 2,648,774

 10,205

 VF Corp.

 1,523,606

 $

 5,375,622

 Total Consumer Durables & Apparel

 $

 5,375,622

 Consumer Services - 0.4%

 Casinos & Gaming - 0.4%

 645,413

 Galaxy Entertainment Group, Ltd. *

 $

 1,544,107

 Total Consumer Services

 $

 1,544,107

 Media - 2.1%

 Broadcasting - 0.5%

 66,548

 CBS Corp. (Class B)

 $

 2,226,696

 Movies & Entertainment - 1.3%

 107,204

 The Walt Disney Co.

 $

 5,268,005

 Publishing - 0.3%

 334,000

 Singapore Press Holdings, Ltd.

 $

 1,101,535

 Total Media

 $

 8,596,236

 Retailing - 1.7%

 Internet Retail - 0.2%

 100,393

 Rakuten, Inc.

 $

 998,302

 Department Stores - 0.2%

 1,291,000

 Mitra Adiperkasa Tbk PT

 $

 980,412

 Apparel Retail - 0.4%

 39,671

 Hennes & Mauritz AB

 $

 1,461,465

 Home Improvement Retail - 0.4%

 2,687,218

 Ace Hardware Indonesia Tbk PT

 $

 1,670,723

 Specialty Stores - 0.5%

 792,281

 L'Occitane International SA

 $

 2,066,302

 Total Retailing

 $

 7,177,204

 Food & Staples Retailing - 0.3%

 Food Retail - 0.3%

 213,578

 Pick n Pay Stores, Ltd.

 $

 1,094,430

 Total Food & Staples Retailing

 $

 1,094,430

 Food, Beverage & Tobacco - 9.3%

 Brewers - 0.7%

 36,614

 Carlsberg A/S

 $

 2,959,387

 Distillers & Vintners - 0.8%

 31,316

 Pernod-Ricard SA

 $

 3,360,207

 Soft Drinks - 1.3%

 65,515

 The Coca-Cola Co.

 $

 5,293,612

 Agricultural Products - 0.1%

 1,242,515

 Charoen Pokphand Indonesia Tbk PT

 $

 419,632

 Packaged Foods & Meats - 3.4%

 44,191

 Campbell Soup Co.

 $

 1,463,164

 49,072

 Kraft Foods, Inc.

 1,948,649

 488,000

 Mayora Indah Tbk PT

 1,152,637

 79,857

 Nestle SA

 4,908,400

 10,198,500

 Salim Ivomas Pratama Tbk PT *

 1,560,846

 2,197,600

 Universal Robina Corp.

 3,089,878

 $

 14,123,574

 Tobacco - 3.0%

 128,539

 Altria Group, Inc.

 $

 4,623,548

 67,200

 Japan Tobacco, Inc.

 2,115,759

 64,306

 Philip Morris International, Inc.

 5,880,141

 $

 12,619,448

 Total Food, Beverage & Tobacco

 $

 38,775,860

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 19,102

 The Estee Lauder Companies, Inc.

 $

 1,000,563

 Total Household & Personal Products

 $

 1,000,563

 Pharmaceuticals, Biotechnology & Life Sciences - 6.1%

 Pharmaceuticals - 5.8%

 53,050

 Bristol-Myers Squibb Co.

 $

 1,888,580

 33,995

 Eli Lilly & Co.

 1,496,800

 166,171

 GlaxoSmithKline Plc

 3,818,578

 29,970

 Johnson & Johnson

 2,074,523

 151,947

 Merck & Co., Inc.

 6,711,499

 31,966

 Novartis AG

 1,873,997

 35,078

 Pfizer, Inc.

 843,275

 25,669

 Roche Holding AG

 4,546,823

 13,602

 Sanofi

 1,106,951

 $

 24,361,026

 Life Sciences Tools & Services - 0.3%

 18,909

 Thermo Fisher Scientific, Inc.

 $

 1,052,664

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 25,413,690

 Banks - 8.4%

 Diversified Banks - 7.6%

 1,319,900

 Bank of the Philippine Islands

 $

 2,285,770

 2,936,246

 Bank Rakyat Indonesia Persero Tbk PT

 2,161,316

 1,918,207

 BDO Unibank, Inc.

 2,950,884

 520,748

 BOC Hong Kong Holdings, Ltd.

 1,594,128

 9,939,280

 Industrial & Commercial Bank of China

 5,670,940

 3,203,400

 Krung Thai Bank PCL

 1,653,490

 69,694

 Oversea-Chinese Banking Corp., Ltd.

 532,791

 733,374

 Security Bank Corp.

 2,479,522

 257,100

 Siam Commercial Bank PCL

 1,300,503

 266,707

 Standard Chartered Plc

 6,186,958

 165,000

 Sumitomo Mitsui Financial Group, Inc.

 5,194,193

 146

 United Overseas Bank, Ltd.

 2,336

 $

 32,012,831

 Regional Banks - 0.8%

 97,916

 First Republic Bank

 $

 3,185,207

 Total Banks

 $

 35,198,038

 Diversified Financials - 3.7%

 Multi-Sector Holdings - 1.5%

 71,552

 Ayala Corp.

 $

 740,795

 5,047,308

 First Pacific Co., Ltd.

 5,653,045

 $

 6,393,840

 Specialized Finance - 0.4%

 31,787

 Deutsche Boerse AG

 $

 1,581,563

 Consumer Finance - 0.6%

 44,045

 Capital One Financial Corp.

 $

 2,488,102

 Asset Management & Custody Banks - 1.2%

 496,945

 Aberdeen Asset Management Plc

 $

 2,007,707

 122,504

 The Carlyle Group LP *

 2,992,773

 $

 5,000,480

 Total Diversified Financials

 $

 15,463,985

 Insurance - 5.7%

 Multi-line Insurance - 2.0%

 61,881

 Allianz SE

 $

 6,150,497

 9,453

 Zurich Insurance Group AG

 2,097,902

 $

 8,248,399

 Reinsurance - 3.7%

 78,089

 Hannover Rueckversicherung AG

 $

 4,681,624

 35,015

 Muenchener Rueckversicherungs AG

 4,967,635

 97,572

 Swiss Re AG

 6,127,082

 $

 15,776,341

 Total Insurance

 $

 24,024,740

 Real Estate - 3.2%

 Industrial REIT's - 0.4%

 908,511

 Ascendas Real Estate Investment Trust

 $

 1,652,554

 Retail REIT's - 0.2%

 570,381

 CapitaMall Trust

 $

 895,228

 Diversified Real Estate Activities - 1.3%

 83,000

 Mitsubishi Estate Co., Ltd.

 $

 1,485,362

 50

 Swire Pacific, Ltd.

 598

 819,718

 Swire Properties, Ltd.

 2,438,295

 293,063

 Wharf Holdings, Ltd.

 1,689,080

 $

 5,613,335

 Real Estate Development - 1.3%

 13,595,828

 Bumi Serpong Damai PT

 $

 1,642,858

 35,359,711

 Megaworld Corp.

 1,906,508

 5,561,500

 Summarecon Agung Tbk PT

 950,063

 1,376,300

 Supalai PCL

 776,979

 $

 5,276,408

 Total Real Estate

 $

 13,437,525

 Software & Services - 1.9%

 Internet Software & Services - 0.5%

 65,600

 Tencent Holdings, Ltd.

 $

 1,947,194

 Systems Software - 1.4%

 162,175

 Microsoft Corp.

 $

 4,779,297

 40,763

 Oracle Corp.

 1,231,043

 $

 6,010,340

 Total Software & Services

 $

 7,957,534

 Technology Hardware & Equipment - 1.0%

 Communications Equipment - 0.5%

 35,280

 Qualcomm, Inc.

 $

 2,105,510

 Electronic Equipment Manufacturers - 0.5%

 388,000

 Hitachi, Ltd.

 $

 2,280,394

 Total Technology Hardware & Equipment

 $

 4,385,904

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductor Equipment - 0.4%

 29,985

 Cymer, Inc. *

 $

 1,715,442

 Total Semiconductors & Semiconductor Equipment

 $

 1,715,442

 Telecommunication Services - 1.2%

 Alternative Carriers - 0.2%

 112,131

 Inmarsat Plc

 $

 861,222

 Integrated Telecommunication Services - 0.3%

 476,385

 Singapore Telecommunications, Ltd.

 $

 1,367,458

 Wireless Telecommunication Services - 0.7%

 55,300

 Softbank Corp.

 $

 2,111,249

 287,244

 Vodafone Group Plc

 820,801

 $

 2,932,050

 Total Telecommunication Services

 $

 5,160,730

 Utilities - 0.7%

 Gas Utilities - 0.7%

 726,218

 Snam S.p.A.

 $

 2,920,919

 Total Utilities

 $

 2,920,919

 TOTAL COMMON STOCKS

 (Cost $239,557,273)

 $

 262,990,011

 Principal Amount ($)

 CORPORATE BONDS - 16.5%

 Energy - 5.1%

 Oil & Gas Drilling - 0.5%

 2,000,000

 BB+/Ba1

 Precision Drilling Corp., 6.625%, 11/15/20

 $

 2,085,000

 Integrated Oil & Gas - 1.2%

 4,323,000

 BBB-/Baa2

 Lukoil International Finance BV, 7.25%, 11/5/19 (144A)

 $

 5,014,680

 Oil & Gas Exploration & Production - 2.7%

 2,000,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 $

 2,130,000

 2,800,000

 BB+/B1

 Concho Resources, Inc., 7.0%, 1/15/21

 3,073,000

 3,000,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16 (144A)

 3,315,000

 2,153,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 2,498,643

 350,000

 BB+/Ba3

 Whiting Petroleum Corp., 6.5%, 10/1/18

 375,375

 $

 11,392,018

 Coal & Consumable Fuels - 0.7%

 2,900,000

 NR/Ba1

 Adaro Indonesia PT, 7.625%, 10/22/19 (144A)

 $

 3,099,520

 Total Energy

 $

 21,591,218

 Materials - 3.0%

 Diversified Chemicals - 0.5%

 2,000,000

 BB-/Ba3

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 2,165,000

 Metal & Glass Containers - 0.2%

 1,000,000

 BB-/B1

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 $

 1,072,500

 Paper Packaging - 1.1%

 1,100,000

 BB/B1

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 1,061,500

 2,900,000

 BBB+/Baa2

 Sonoco Products Co., 5.75%, 11/1/40

 3,363,144

 $

 4,424,644

 Steel - 0.6%

 2,500,000

 BBB-/Baa3

 ArcelorMittal, 5.25%, 8/5/20

 $

 2,416,975

 Forest Products - 0.6%

 EURO

 2,000,000

 BB+/Ba1

 Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (144A)

 $

 2,670,510

 Total Materials

 $

 12,749,629

 Capital Goods - 0.4%

 Building Products - 0.4%

 1,500,000

 BBB-/Ba2

 Masco Corp., 5.85%, 3/15/17

 $

 1,582,383

 Total Capital Goods

 $

 1,582,383

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.3%

 1,000,000

 BB-/Ba3

 Reynolds Group Issuer, Inc., 7.875%, 8/15/19

 $

 1,102,500

 Total Consumer Durables & Apparel

 $

 1,102,500

 Banks - 4.8%

 Diversified Banks - 3.4%

 1,990,000

 BBB+/A3

 Bangkok Bank PCL Hong Kong, 4.8%, 10/18/20 (144A)

 $

 2,116,098

 1,800,000

 A/A1

 Bank of China Hong Kong, Ltd., 5.55%, 2/11/20 (144A)

 1,955,178

 3,975,000

 A-/A3

 Bank of East Asia, Ltd., 6.125%, 7/16/20

 4,325,400

 3,800,000

 NR/A3

 Industrial & Commercial Bank of China Asia, Ltd., 5.125%, 11/30/20

 4,032,416

 1,600,000

 A/A2

 Societe Generale SA, 5.2%, 4/15/21 (144A)

 1,642,400

 $

 14,071,492

 Regional Banks - 1.4%

 2,000,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 $

 2,166,660

 1,750,000

 BBB-/Ba3

 Regions Financial Corp., 5.75%, 6/15/15

 1,865,938

 2,000,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 2,010,800

 $

 6,043,398

 Total Banks

 $

 20,114,890

 Diversified Financials - 1.3%

 Specialized Finance - 0.8%

 2,900,000

 BBB/Baa2

 China Merchants Finance Co, Ltd., 5.0%, 5/4/22

 $

 3,065,671

 Investment Banking & Brokerage - 0.6%

 2,500,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 2,557,350

 Total Diversified Financials

 $

 5,623,021

 Insurance - 0.4%

 Reinsurance - 0.4%

 500,000

 12.37

 B/NR

 Montana Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 $

 488,650

 300,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 293,130

 250,000

 10.75

 NR/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 242,600

 250,000

 14.92

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 247,650

 $

 1,272,030

 Total Insurance

 $

 1,272,030

 Utilities - 1.2%

 Independent Power Producers & Energy Traders - 1.2%

 400,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 $

 412,160

 1,400,000

 BBB+/Baa1

 Southern Power Co., 5.15%, 9/15/41

 1,659,176

 2,900,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 11.5%, 2/12/15 (144A)

 3,132,000

 $

 5,203,336

 Total Utilities

 $

 5,203,336

 TOTAL CORPORATE BONDS

 (Cost $66,207,712)

 $

 69,239,007

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%

 12,974,100

 NR/NR

 U.S. Treasury Bonds, 3.75%, 8/15/41

 $

 16,203,432

 14,823,163

 AA+/Aaa

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 4/15/17

 15,807,510

 $

 32,010,942

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $31,428,657)

 $

 32,010,942

 FOREIGN GOVERNMENT BONDS - 5.8%

 CLP

 2,290,000,000

 NR/NR

 Bonos del Banco Central de Chile en Pesos, 6.0%, 9/1/13

 $

 4,913,100

 2,000,000

 BBB-/Baa3

 Iceland Government International Bond, 4.875%, 6/16/16 (144A)

 2,015,704

 EURO

 5,800,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 6,440,410

 2,800,000

 A+/A1

 Israel Government International Bond, 4.0%, 6/30/22

 2,975,000

 PHP

 162,000,000

 BB/Ba2

 Philippine Government International Bond, 4.95%, 1/15/21

 4,181,380

 2,000,000

 BB/Ba1

 Turkey Government International Bond, 5.625%, 3/30/21

 2,265,000

 1,500,000

 BB-/B1

 Vietnam Government International Bond, 6.875%, 1/15/16 (144A)

 1,623,750

 $

 24,414,344

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $23,784,031)

 $

 24,414,344

 SENIOR FLOATING RATE LOAN INTERESTS - 0.3%

 Materials - 0.1%

 Aluminum - 0.1%

 246,250

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 $

 244,926

 Total Materials

 $

 244,926

 Capital Goods - 0.1%

 Building Products - 0.1%

 247,071

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 246,577

 Total Capital Goods

 $

 246,577

 Health Care Equipment & Services - 0.0%

 Health Care Services - 0.0%

 212,015

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 $

 197,704

 Total Health Care Equipment & Services

 $

 197,704

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 343,262

 4.25

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 343,586

 Total Technology Hardware & Equipment

 $

 343,586

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,043,631)

 $

 1,032,793

 Shares

 MUTUAL FUNDS - 1.6%

 Diversified Financials - 1.6%

 Other Diversified Financial Services - 1.6%

 30,900

 iShares MSCI Sweden Index Fund

 $

 841,716

 208,900

 PowerShares Buyback Achievers Portfolio

 5,947,383

 $

 6,789,099

 Total Diversified Financials

 $

 6,789,099

 TOTAL MUTUAL FUNDS

 (Cost $6,830,107)

 $

 6,789,099

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 3.2%

 Repurchase Agreements - 3.2%

 6,710,000

 Deutschebank AG, 0.17%, dated 731/12, repurchase price of $6,710,000 plus accrued interest on 8/1/12 collateralized by the following:

 $205,107 U.S. Treasury Bond, 2.0-3.375%, 11/15/26-4/15/32

 $6,639,093 U.S. Treasury Strip, 0.0-2.625%, 8/5/12-2/15/42

 $

 6,710,000

 6,710,000

 JPMorgan, Inc., 0.19%, dated 7/31/12, repurchase price of $6,710,000 plus accrued interest on 8/1/12 collateralized by $698,709 Federal

 National Mortgage Association, 3.5-7.0%, 7/1/19-8/1/42

 6,710,000

 $

 13,420,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $13,420,000)

 $

 13,420,000

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 $

 414,904,171

 (Cost $386,801,787) (a)

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 3,925,373

 TOTAL NET ASSETS - 100.0%

 $

 418,829,544

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2012, the value of these securities amounted to $35,907,148 or 8.6% of total net assets.

 (a)

 At July 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $388,842,050 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 28,780,879

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,718,758)

 Net unrealized gain

 $

 26,062,121

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 CLP

 Chilean Peso

 EURO

 EURO

 PHP

 Philippine Peso

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
5,007,975

$
-

$
5,007,975

 Common Stocks

87,280,154

175,709,857

-

262,990,011

 Corporate Bonds

69,239,007

-

-

69,239,007

 U.S. Government Agency Obligations

-

32,010,942

-

32,010,942

 Foreign Government Bonds

-

24,414,344

-

24,414,344

 Municipal Bonds

-

-

-

-

 Senior Floating Rate Loan Interests

-

1,032,793

-

1,032,793

 Exchange Traded Funds

6,789,099

-

-

6,789,099

 Temporary Cash Investments

-

13,420,000

-

13,420,000

 Total

$
163,308,260

$
251,595,911

$
-

$
414,904,171

 Other Financial Instruments*

$
(208,048
)

(1,045,043
)

$
-

$
(1,253,091
)

 *Other financial instruments include futures contracts and foreign exchange contracts.

 Pioneer Floating Rate Fund

 Schedule of Investments 7/31/12

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BOND - 0.3%

 Diversified Financials - 0.3%

 Asset Management & Custody Banks - 0.3%

 1,000,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 1,005,000

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $990,984)

 $

 1,005,000

 CONVERTIBLE PREFERRED STOCK - 0.0%

 Capital Goods - 0.0%

 Industrial Machinery - 0.0%

 1,000

 BBB+/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 118,280

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $100,000)

 $

 118,280

 Shares

 COMMON STOCKS - 0.0%

 Automobiles & Components - 0.0%

 Auto Parts & Equipment - 0.0%

 4

 Lear Corp.

 $

 142

 Total Automobiles & Components

 $

 142

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 106,253

 Newhall Land Development LLC *

 $

 138,129

 Total Real Estate

 $

 138,129

 TOTAL COMMON STOCKS

 (Cost $88,066)

 $

 138,271

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 ASSET BACKED SECURITIES - 0.8%

 Banks - 0.6%

 Diversified Banks - 0.1%

 141,277

 0.63

 AAA/NR

 Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)

 $

 135,328

 Thrifts & Mortgage Finance - 0.5%

 662,825

 0.88

 AAA/Aaa

 Bayview Financial Acquisition Trust, Floating Rate Note, 5/28/44

 $

 645,935

 331,870

 0.53

 AAA/Aa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 322,814

 278,102

 0.65

 AAA/Aa3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/35

 275,146

 144,525

 0.37

 BBB/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 143,327

 100,612

 0.72

 AAA/Aaa

 RASC Trust, Floating Rate Note, 12/25/34

 96,850

 $

 1,484,072

 Total Banks

 $

 1,619,400

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.0%

 94,963

 1.05

 B/B1

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/27/37 (144A)

 $

 93,408

 Specialized Finance - 0.2%

 76,618

 0.52

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 $

 66,664

 355,449

 0.64

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 227,487

 355,449

 0.68

 CCC+/Caa2

 Lease Investment Flight Trust, Floating Rate Note, 7/15/31

 227,487

 $

 521,638

 Total Diversified Financials

 $

 615,046

 TOTAL ASSET BACKED SECURITIES

 (Cost $2,154,247)

 $

 2,234,446

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 338,381

 1.02

 AAA/A3

 Sequoia Mortgage Trust, Floating Rate Note, 1/20/35

 $

 290,902

 175,211

 2.61

 AAA/Ba1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 173,940

 $

 464,842

 Total Banks

 $

 464,842

 Diversified Financials - 0.4%

 Other Diversified Financial Services - 0.4%

 300,000

 0.95

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 $

 274,732

 234,118

 0.85

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 216,603

 861,663

 4.25

 NR/A2

 Velocity Commercial Capital Loan Trust, Floating Rate Note, 8/25/40 (144A)

 741,030

 $

 1,232,365

 Total Diversified Financials

 $

 1,232,365

 Real Estate - 0.1%

 Mortgage REIT's - 0.1%

 124,962

 2.73

 AAA/Caa1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 104,833

 330,122

 2.73

 AAA/B1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 307,089

 $

 411,922

 Total Real Estate

 $

 411,922

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $2,122,868)

 $

 2,109,129

 CORPORATE BONDS - 4.0%

 Energy - 0.5%

 Oil & Gas Drilling - 0.1%

 150,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15

 $

 165,000

 Oil & Gas Equipment & Services - 0.1%

 NOK

 1,500,000

 9.34

 NR/NR

 Transocean Norway Drilling AS, Floating Rate Note, 2/24/16

 $

 263,896

 Oil & Gas Exploration & Production - 0.2%

 498,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 560,250

 Coal & Consumable Fuels - 0.1%

 400,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 $

 356,000

 Total Energy

 $

 1,345,146

 Materials - 0.6%

 Paper Packaging - 0.2%

 515,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 544,612

 Diversified Metals & Mining - 0.2%

 600,000

 B/B2

 Molycorp, Inc., 10.0%, 6/1/20 (144A)

 $

 564,000

 Paper Products - 0.2%

 225,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 240,188

 250,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

 249,375

 $

 489,563

 Total Materials

 $

 1,598,175

 Capital Goods - 0.4%

 Electrical Components & Equipment - 0.1%

 250,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $

 251,250

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 400,000

 B+/B1

 Titan International, Inc., 7.875%, 10/1/17

 $

 414,000

 Industrial Machinery - 0.2%

 500,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $

 501,250

 Total Capital Goods

 $

 1,166,500

 Health Care Equipment & Services - 0.6%

 Health Care Equipment - 0.3%

 750,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $

 808,125

 Health Care Facilities - 0.3%

 500,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 516,875

 500,000

 BB/Ba3

 HCA, Inc., 7.875%, 2/15/20

 562,500

 $

 1,079,375

 Total Health Care Equipment & Services

 $

 1,887,500

 Banks - 0.3%

 Diversified Banks - 0.1%

 235,000

 6.52

 BB+/B1

 ABN Amro North American Holding Preferred Capital Repackage Trust I,

 Floating Rate Note, 12/29/49 (Perpetual) (144A)

 $

 219,725

 Regional Banks - 0.2%

 200,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (Perpetual) (144A)

 $

 204,046

 450,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 452,430

 $

 656,476

 Total Banks

 $

 876,201

 Diversified Financials - 0.5%

 Other Diversified Financial Services - 0.5%

 250,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 $

 250,175

 250,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,650

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 261,150

 300,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 296,880

 250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 245,925

 300,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 288,240

 $

 1,594,020

 Total Diversified Financials

 $

 1,594,020

 Insurance - 0.5%

 Reinsurance - 0.5%

 250,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 $

 254,650

 250,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 251,700

 250,000

 0.00

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 249,600

 250,000

 11.00

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 241,750

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 237,425

 250,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 241,150

 $

 1,476,275

 Total Insurance

 $

 1,476,275

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 250,000

 B+/B1

 First Data Corp., 8.875%, 8/15/20 (144A)

 $

 273,750

 Total Software & Services

 $

 273,750

 Telecommunication Services - 0.4%

 Alternative Carriers - 0.1%

 350,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 378,875

 Integrated Telecommunication Services - 0.2%

 500,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 521,250

 Wireless Telecommunication Services - 0.1%

 365,000

 B+/Ba2

 Cricket Communications, Inc., 7.75%, 5/15/16

 $

 386,900

 Total Telecommunication Services

 $

 1,287,025

 Utilities - 0.1%

 Gas Utilities - 0.1%

 250,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 $

 237,500

 Total Utilities

 $

 237,500

 TOTAL CORPORATE BONDS

 (Cost $11,450,201)

 $

 11,742,092

 SENIOR FLOATING RATE LOAN INTERESTS - 92.6%

 Energy - 2.3%

 Oil & Gas Equipment & Services - 0.6%

 1,817,822

 6.25

 B-/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 1,576,960

 127,734

 9.00

 B-/B2

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 122,625

 $

 1,699,585

 Integrated Oil & Gas - 0.5%

 1,569,742

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 1,573,666

 Oil & Gas Exploration & Production - 0.5%

 1,500,000

 6.50

 BB-/Ba3

 EP Energy LLC, Term Loan, 5/1/18

 $

 1,522,032

 Oil & Gas Refining & Marketing - 0.5%

 1,622,186

 4.25

 BB/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 1,620,148

 Oil & Gas Storage & Transportation - 0.1%

 274,313

 4.75

 BB-/Ba3

 Gibson Energy, Inc., Tranche B Term Loan, 6/30/18

 $

 276,027

 Coal & Consumable Fuels - 0.1%

 250,000

 0.00

 NR/NR

 Bumi Resources Tbk PT, Loan, 8/15/13

 $

 250,000

 Total Energy

 $

 6,941,458

 Materials - 10.3%

 Commodity Chemicals - 1.0%

 1,966,425

 6.75

 B/B1

 Houghton International, Inc., B-1 Term Loan, 1/11/16

 1,975,028

 473,813

 5.25

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-1 Dollar Term Loan, 2/15/19

 475,885

 392,857

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 385,982

 107,143

 4.25

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 105,321

 $

 2,942,216

 Diversified Chemicals - 1.7%

 585,573

 5.00

 B/B1

 General Chemical Holding Co., New Tranche B Term Loan, 3/9/18

 $

 583,963

 723,188

 6.50

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 710,144

 EURO

 981,818

 3.88

 B-/B1

 Momentive Performance Materials, Inc., Tranche B-2B Term Loan, 5/5/15

 1,123,695

 1,086,250

 5.00

 B/B1

 Nexeo Solutions LLC, Initial Loans, 2/26/17

 1,062,262

 1,649,875

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 1,642,361

 $

 5,122,425

 Specialty Chemicals - 2.9%

 1,860,603

 3.75

 BB/Baa3

 Ashland, Inc., Term B Loan, 5/31/18

 $

 1,870,585

 1,750,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 1,761,485

 877,494

 2.84

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 872,285

 1,985,000

 5.75

 BB-/Ba2

 OM Group, Inc., Term B Dollar Loan, 7/5/17

 1,986,654

 1,578,469

 5.50

 B+/Ba2

 Omnova Solutions, Inc., Extended Loan, 4/12/17

 1,588,334

 631,825

 5.00

 BB-/Ba1

 PolyOne Corp., Term Loan, 9/30/17

 635,510

 $

 8,714,853

 Metal & Glass Containers - 0.5%

 1,450,000

 7.75

 B/B1

 Tank Holdings Corp., Initial Term Loan, 6/8/19

 $

 1,430,062

 Paper Packaging - 1.1%

 2,039,400

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,045,773

 1,078,000

 4.75

 BB+/Ba1

 Sealed Air Corp., Term B Advance, 5/31/18

 1,093,367

 $

 3,139,140

 Aluminum - 0.6%

 274,313

 5.75

 BB-/Ba2

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 275,856

 1,477,500

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 1,469,558

 $

 1,745,414

 Diversified Metals & Mining - 1.0%

 1,169,125

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 $

 1,104,823

 598,951

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 598,202

 1,132,351

 4.00

 BB-/B1

 Walter Energy, Inc., B Term Loan, 2/3/18

 1,121,028

 $

 2,824,053

 Precious Metals & Minerals - 0.7%

 2,243,750

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 2,234,214

 Steel - 0.5%

 1,475,015

 4.75

 BB/B1

 JMC Steel Group, Term Loan, 2/15/17

 $

 1,478,703

 Paper Products - 0.3%

 865,268

 4.75

 BB-/Ba3

 Ranpak Corp., USD Term Loan (First Lien), 3/28/17

 $

 867,432

 Total Materials

 $

 30,498,512

 Capital Goods - 12.7%

 Aerospace & Defense - 6.1%

 2,029,040

 8.75

 B+/B3

 API Technologies Corp., Term Loan, 6/1/16

 $

 2,039,185

 1,075,000

 0.00

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., 6/25/18

 1,076,344

 250,000

 4.75

 BBB-/Ba2

 Delos Aircraft, Inc., Term Loan, 3/17/16

 252,188

 746,250

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 746,712

 1,026,165

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-1 Loan, 7/31/14

 1,026,165

 975,735

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-2 Loan, 7/31/14

 975,735

 1,188,993

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 1,187,507

 990,002

 7.00

 B/B3

 Global Defense Technology & Systems, Inc., Term B Loan, 4/22/17

 980,102

 1,298,607

 6.50

 BB/B1

 Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14

 1,142,774

 341,586

 3.50

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 298,034

 1,745,547

 9.25

 CCC/WR

 IAP Worldwide Services, Inc., Term Loan (First-Lien), 12/20/12

 1,495,353

 375,000

 6.50

 NR/NR

 PRV Aerospace LLC, Term Loan, 5/9/18

 375,938

 1,425,332

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 1,400,983

 1,500,000

 3.72

 B/B1

 Sequa Corp., Term Loan, 12/3/14

 1,480,782

 1,970,000

 4.50

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 1,920,750

 498,750

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 500,101

 1,176,661

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,164,159

 $

 18,062,812

 Building Products - 2.4%

 592,970

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 591,784

 2,957,475

 6.00

 B/B2

 CPG International I, Inc., Term Loan, 1/26/17

 2,869,984

 1,557,360

 5.75

 B+/B1

 Custom Building Products, Inc., Term Loan, 3/19/15

 1,557,360

 1,303,167

 5.75

 B+/B1

 Goodman Global Group, Inc., Initial Term Loan (First Lien), 10/6/16

 1,307,233

 748,125

 6.00

 BB-/B1

 Summit Materials LLC, Term Loan, 1/12/19

 752,801

 $

 7,079,162

 Electrical Components & Equipment - 1.2%

 1,394,879

 5.77

 B+/B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 $

 1,394,879

 2,100,000

 0.00

 BB-/Ba2

 WireCo WorldGroup, Inc., 4/13/17

 2,105,250

 $

 3,500,129

 Industrial Conglomerates - 0.4%

 1,105,227

 6.25

 B+/B2

 Pro Mach, Inc., Term Loan, 7/6/17

 $

 1,095,096

 Construction & Farm Machinery & Heavy Trucks - 1.4%

 1,136,413

 5.50

 BB/Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 1,147,066

 1,232,550

 4.25

 BB/Ba2

 The Manitowoc Co, Inc., Term B Loan, 10/11/17

 1,230,239

 1,475,000

 8.50

 BB-/B2

 ThyssenKrupp Waupaca, Inc., Term Loan, 6/29/17

 1,487,906

 300,000

 8.25

 NR/NR

 Wastequip, Inc., Term Loan B, 5/17/18

 300,000

 $

 4,165,211

 Industrial Machinery - 1.3%

 995,000

 4.50

 BB+/Ba2

 Colfax Corp., Term B Facility, 9/12/18

 $

 997,757

 705,676

 6.00

 NR/NR

 Schaeffler AG, Facility C2 Term Loan, 1/27/17

 708,988

 483,889

 4.25

 BB+/Ba1

 Trimas Corp., Tranche B Term Loan, 5/27/17

 483,889

 1,710,198

 6.25

 BB-/Ba2

 Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17

 1,670,294

 $

 3,860,928

 Total Capital Goods

 $

 37,763,338

 Commercial Services & Supplies - 4.8%

 Commercial Printing - 0.6%

 1,635,270

 6.62

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 1,637,314

 Environmental & Facilities Services - 1.1%

 525,373

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 522,746

 698,250

 4.00

 BB+/Ba1

 Covanta Holding Corp., Term Loan, 3/1/19

 698,541

 213,676

 2.25

 CCC+/Caa1

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 185,898

 1,295,361

 4.75

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 1,296,980

 618,450

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 619,610

 $

 3,323,775

 Diversified Support Services - 1.3%

 1,387,438

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 1,383,969

 707,270

 5.75

 B/B1

 infoGROUP, Inc., Term B Loan, 5/10/18

 618,861

 815,879

 5.00

 BB-/Ba3

 KAR Auction Services, Inc., Term Loan, 4/26/17

 821,794

 936,491

 6.25

 B/Ba3

 Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16

 927,712

 $

 3,752,336

 Security & Alarm Services - 1.1%

 1,406,475

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 1,418,782

 2,165,948

 5.75

 B+/B1

 Protection One, Inc., Term Loan 2012, 3/20/19

 2,175,424

 $

 3,594,206

 Human Resource & Employment Services - 0.2%

 502,112

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 499,909

 Research & Consulting Services - 0.5%

 1,579,043

 5.00

 BB/Ba3

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,567,201

 Total Commercial Services & Supplies

 $

 14,374,741

 Transportation - 3.3%

 Air Freight & Logistics - 1.0%

 731,882

 5.46

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 692,543

 301,545

 5.47

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 285,337

 1,033,502

 5.47

 B+/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 977,305

 1,085,511

 8.25

 B-/B1

 Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16

 1,014,953

 $

 2,970,138

 Airlines - 1.4%

 1,234,375

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 2/17/17

 $

 1,237,076

 320,938

 4.25

 BB-/Ba2

 Delta Air Lines, Inc., 2009 Term Loan, 2/22/16

 316,926

 1,782,000

 5.50

 BB-/Ba2

 Delta Air Lines, Inc., Term Loan 2011, 3/29/17

 1,787,569

 978,173

 2.25

 BB-/Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 961,047

 $

 4,302,618

 Railroads - 0.2%

 748,125

 4.00

 BB+/B1

 RailAmerica, Inc., Initial Loan, 2/15/19

 $

 749,995

 Trucking - 0.6%

 1,743,222

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 $

 1,757,385

 Total Transportation

 $

 9,780,136

 Automobiles & Components - 5.3%

 Auto Parts & Equipment - 3.9%

 850,932

 2.75

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 849,735

 976,421

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 979,168

 906,857

 2.18

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 864,489

 462,682

 2.19

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 441,066

 2,194,043

 7.00

 B+/B2

 HHI Holdings LLC, Term Loan, 3/9/17

 2,205,013

 1,569,634

 2.58

 B+/B1

 Key Safety Systems, Inc., Term Loan (First Lien), 3/8/14

 1,531,047

 1,925,624

 5.25

 B+/NR

 Metaldyne Corp., Term Loan, 5/2/17

 1,926,853

 913,515

 6.25

 B+/B1

 Remy International, Inc., Term B Facility, 12/17/16

 914,086

 1,013,213

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 985,349

 635,331

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 638,309

 280,725

 5.50

 B+/Ba2

 UCI International, Inc., Term Loan, 7/4/17

 283,006

 $

 11,618,121

 Tires & Rubber - 0.6%

 1,925,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 1,906,712

 Automobile Manufacturers - 0.8%

 2,272,025

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 2,311,424

 Total Automobiles & Components

 $

 15,836,257

 Consumer Durables & Apparel - 1.9%

 Housewares & Specialties - 1.3%

 834,848

 5.25

 BB-/Ba3

 Prestige Brands, Inc., Term B Loan, 12/20/18

 $

 842,588

 1,953,643

 6.50

 BB/Ba3

 Reynolds Group Holdings, Ltd., Tranche B Term  Loan, 2/9/18

 1,975,622

 977,550

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 983,812

 $

 3,802,022

 Footwear - 0.1%

 525,000

 0.00

 NR/Ba2

 Wolverine World Wide, Inc., 5/1/19

 $

 527,953

 Textiles - 0.5%

 1,425,000

 7.75

 NR/Ba3

 Kloeckner Pentaplast SA, Term Loan B, 12/14/16

 $

 1,428,562

 Total Consumer Durables & Apparel

 $

 5,758,537

 Consumer Services - 6.0%

 Casinos & Gaming - 1.9%

 490,218

 4.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 492,259

 975,000

 6.00

 BB-/Ba3

 Boyd Gaming Corp., Increased Term Loan, 12/17/15

 982,222

 121,875

 9.50

 B/B2

 Caesars Entertainment Operating Co, Inc., Term B-4 Loan, 10/31/16

 123,353

 930,000

 5.50

 B/B2

 Caesars Entertainment Operating Co, Inc., Term B-6 Loan, 1/28/18

 821,758

 844,186

 2.75

 BBB-/Ba2

 Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16

 832,051

 990,000

 3.75

 BBB-/Ba1

 Penn National Gaming, Inc., Term B Facility, 6/29/18

 993,801

 1,380,695

 3.00

 BBB-/Ba1

 Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15

 1,373,791

 $

 5,619,235

 Hotels, Resorts & Cruise Lines - 0.3%

 588,676

 6.00

 B/B1

 Sabre Holdings Corp., New Term Loan Extended, 12/29/17

 $

 576,167

 306,507

 4.96

 NR/B1

 Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15

 281,002

 64,044

 4.96

 B+/B1

 Travelport LLC, Tranche S Term Loan, 8/23/15

 58,715

 $

 915,884

 Leisure Facilities - 0.5%

 724,640

 4.00

 BB/Ba2

 Cedar Fair LP, U.S. Term-1 Loan, 12/15/17

 $

 726,301

 700,000

 4.25

 BB+/B1

 Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18

 699,617

 $

 1,425,918

 Restaurants - 2.5%

 1,202,683

 4.50

 BB-/Ba3

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 1,206,562

 1,101,013

 4.27

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 1,104,591

 199,455

 4.00

 B+/B2

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 198,759

 1,920,188

 6.50

 B+/NR

 Landry's, Inc., B Term Loan, 3/22/18

 1,928,980

 1,097,250

 5.25

 NR/NR

 NPC International, Inc., Term Loan 2012, 12/28/18

 1,106,851

 525,000

 6.25

 B+/Ba3

 PF Chang's China Bistro, Inc., Term Borrowing, 5/15/19

 528,938

 1,295,000

 4.75

 BB-/NR

 Wendy's International, Inc., Term Loan, 4/3/19

 1,297,563

 $

 7,372,244

 Education Services - 0.8%

 886,523

 5.75

 B/B1

 Ascend Learning LLC, Term Loan (First Lien 2012), 5/7/17

 $

 874,887

 1,532,646

 4.25

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15

 1,531,688

 199,500

 5.25

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche C Term Loan, 5/1/17

 199,999

 $

 2,606,574

 Total Consumer Services

 $

 17,939,855

 Media - 7.4%

 Advertising - 1.0%

 1,477,500

 5.25

 B+/NR

 Advantage Sales & Marketing LLC, Term Loan (First Lien), 11/29/17

 $

 1,474,545

 1,463,765

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 1,286,894

 276,502

 4.00

 BB+/Baa3

 Lamar Advertising Co., Term B Loan, 10/1/16

 278,345

 $

 3,039,784

 Broadcasting - 2.6%

 1,197,000

 4.00

 BB-/Ba2

 Cequel Communications Holdings I LLC and Cequel Capital Corp., Term Loan, 1/31/19

 $

 1,186,620

 953,333

 6.25

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 957,385

 814,768

 4.75

 BB/Caa2

 Fox Acquisition Sub LLC, Replacement Term Loan, 7/7/15

 815,791

 902,770

 5.25

 B+/Ba3

 Hubbard Broadcasting, Inc., Term Loan (First Lien), 3/24/17

 909,541

 490,000

 4.50

 BB-/Ba3

 MCC Georgia LLC, Tranche F Term Loan, 10/20/17

 488,775

 447,979

 4.00

 BB+/Ba1

 Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16

 449,472

 2,210,000

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 2,205,264

 243,950

 4.25

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 244,865

 1,207,255

 4.50

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 1,159,970

 $

 8,417,683

 Cable & Satellite - 1.3%

 1,496,250

 4.00

 BB+/Ba1

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 $

 1,496,727

 725,000

 4.25

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F, 2/1/19

 724,295

 1,234,375

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 1,239,004

 509,000

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 506,455

 $

 3,966,481

 Movies & Entertainment - 0.9%

 286,957

 3.50

 BB-/Ba2

 AMC Entertainment, Inc., Term B-2 Loan (Extending), 12/15/16

 $

 286,658

 298,500

 4.25

 BB-/Ba2

 AMC Entertainment, Inc., Term B-3 Loan, 2/7/18

 297,903

 830,778

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 830,778

 977,500

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 973,223

 378,041

 6.50

 B-/B3

 LodgeNet Interactive Corp., Closing Date Term Loan, 4/4/14

 252,342

 $

 2,640,904

 Publishing - 1.3%

 1,763,759

 2.50

 B/B2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 1,619,903

 2,235,859

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 2,239,202

 $

 3,859,105

 Total Media

 $

 21,923,957

 Retailing - 1.6%

 Apparel Retail - 0.8%

 550,000

 4.75

 NR/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 551,261

 977,525

 4.75

 B/B1

 J Crew Group, Inc., Loan, 11/23/17

 968,511

 995,000

 5.75

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 1,001,841

 $

 2,521,613

 Computer & Electronics Retail - 0.4%

 1,301,850

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 1,298,595

 Home Improvement Retail - 0.4%

 1,048,153

 5.00

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 1,053,394

 Total Retailing

 $

 4,873,602

 Food & Staples Retailing - 0.7%

 Drug Retail - 0.6%

 1,832,283

 4.50

 B+/B2

 Rite Aid Corp., Tranche 5 Term Loan, 2/17/18

 $

 1,813,960

 Food Retail - 0.1%

 374,063

 5.75

 BB-/B1

 Roundy's Supermarkets, Inc., Tranche B Term Loan, 1/24/19

 $

 370,789

 Total Food & Staples Retailing

 $

 2,184,749

 Food, Beverage & Tobacco - 2.2%

 Agricultural Products - 0.2%

 585,525

 5.50

 B/B3

 American Rock Salt Co LLC, Initial Loan, 4/1/17

 $

 568,691

 Packaged Foods & Meats - 2.0%

 575,000

 5.75

 B+/NR

 Acosta, Inc., Term C Loan, 3/1/18

 $

 577,875

 497,500

 4.50

 BB/Ba2

 B&G Foods, Inc., Tranche B Term Loan, 10/28/18

 499,366

 920,409

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 906,597

 700,000

 6.50

 NR/NR

 Hearthside Food Solutions LLC, Term Loan A, 5/7/18

 701,750

 869,950

 4.25

 B+/B1

 Michael Foods, Inc., Term B Facility, 2/14/18

 870,313

 498,750

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 498,625

 1,909,000

 5.00

 BB-/B1

 Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17

 1,870,820

 $

 5,925,346

 Total Food, Beverage & Tobacco

 $

 6,494,037

 Household & Personal Products - 1.3%

 Household Products - 0.4%

 590,633

 5.00

 B/B1

 Spectrum Brands Holdings, Inc., New Term Loan, 6/16/16

 $

 593,746

 720,301

 4.78

 B+/Ba3

 SRAM Corp., Term Loan (First Lien), 5/12/18

 721,652

 $

 1,315,398

 Personal Products - 0.9%

 1,076,786

 4.25

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 1,078,469

 1,485,050

 4.75

 BB-/Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 1,482,730

 $

 2,561,199

 Total Household & Personal Products

 $

 3,876,597

 Health Care Equipment & Services - 11.1%

 Health Care Equipment - 1.6%

 1,929,895

 5.00

 BB-/B1

 Carestream Health, Inc., Term Loan, 2/8/17

 $

 1,870,792

 207,916

 2.72

 B+/NR

 Fenwal, Inc., Delayed Draw First-Lien Term Loan, 2/28/14

 206,876

 1,212,397

 2.72

 B+/NR

 Fenwal, Inc., Initial First-Lien Term Loan, 2/22/14

 1,206,335

 349,958

 3.50

 BBB-/Baa2

 Fresenius SE & Co KGaA, Tranche D2 Term Loan, 9/10/14

 349,958

 750,000

 0.00

 BBB-/Ba2

 Hologic, Inc., 4/29/19

 755,469

 263,675

 7.00

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 1/12/18

 267,894

 $

 4,657,324

 Health Care Supplies - 0.0%

 125,000

 5.25

 B+/B1

 Bausch & Lomb, Inc., Parent Term Loan, 4/17/19

 $

 125,266

 Health Care Services - 5.1%

 730,313

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 682,842

 1,138,011

 7.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 1,064,040

 525,000

 0.00

 B+/Ba3

 BSN Medical GmbH & Co KG, 6/11/19

 528,500

 434,408

 4.50

 BB/Ba3

 Butler Animal Health Supply LLC, Tranche B Term Loan, 12/31/15

 435,494

 883,596

 5.25

 B+/B1

 Emergency Medical Services Corp., Initial Term Loan, 4/5/18

 885,032

 1,696,118

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 1,581,630

 1,667,642

 6.50

 B+/Ba3

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 1,566,021

 1,742,938

 7.00

 B+/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17

 1,725,508

 297,030

 0.75

 B/B2

 National Surgical Hospitals, Inc., Delayed Draw Term Loan, 1/4/17

 291,089

 1,681,789

 8.25

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 1,648,154

 1,039,500

 5.75

 B+/Ba3

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 1,024,427

 1,574,931

 8.75

 BB-/Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 1,570,009

 981,250

 6.50

 B/B1

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 976,344

 1,231,250

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,058,875

 $

 15,037,965

 Health Care Facilities - 2.1%

 826,572

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 828,639

 1,003,404

 3.97

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 998,622

 83,654

 3.50

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 82,546

 1,086,250

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 1,085,578

 1,259,763

 5.25

 B+/Ba3

 Kindred Healthcare, Inc., Term Loan, 2/7/18

 1,214,621

 914,509

 5.50

 BB/Ba2

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 900,506

 329,844

 5.25

 B/NR

 United Surgical Partners International, Inc., Extended Term Loan, 4/3/17

 326,271

 778,617

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 779,838

 $

 6,216,621

 Managed Health Care - 0.5%

 767,828

 8.50

 B+/B1

 Aveta, Inc., MMM Term Loan, 3/20/17

 $

 768,468

 767,828

 8.50

 B+/B1

 Aveta, Inc., NAMM Term Loan, 4/4/17

 770,228

 $

 1,538,696

 Health Care Technology - 1.8%

 1,452,005

 5.75

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 1,453,367

 1,266,825

 5.00

 BB-/Ba3

 Emdeon, Inc., Term B-1 Loan, 11/2/18

 1,271,972

 1,733,780

 5.25

 BB-/Ba3

 MedAssets, Inc., Term Loan, 11/15/16

 1,745,339

 114,796

 7.75

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 110,204

 944,911

 7.75

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 907,115

 $

 5,487,997

 Total Health Care Equipment & Services

 $

 33,063,869

 Pharmaceuticals, Biotechnology & Life Sciences - 3.1%

 Biotechnology - 2.3%

 1,882,091

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 $

 1,846,017

 684,909

 3.50

 BBB-/Baa2

 Fresenius Kabi Pharmaceuticals Holding, Inc., Tranche D1 Dollar Term Loan, 9/10/14

 685,333

 374,952

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 4/7/16

 374,014

 51,555

 6.50

 B+/B1

 Generic Drug Holdings, Inc., Delayed Draw Term Loan, 4/8/16

 51,426

 2,496,118

 4.50

 BB-/WR

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 2,498,198

 868,663

 6.75

 BB-/B1

 HGI Holdings, Inc., Initial Term Loan, 7/27/16

 869,386

 225,714

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-1 Loan, 3/3/18

 226,016

 112,857

 4.25

 BBB-/Ba3

 Warner Chilcott Corp., Term B-2 Loan, 3/17/18

 113,008

 155,179

 4.25

 BBB-/Ba3

 WC Luxco Sarl, Term B-3 Loan, 3/3/18

 155,386

 $

 6,818,784

 Pharmaceuticals - 0.4%

 813,800

 6.50

 B+/B2

 Medpace, Inc., Term B Loan, 5/20/17

 $

 781,248

 374,219

 4.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 374,375

 $

 1,155,623

 Life Sciences Tools & Services - 0.4%

 1,268,466

 4.25

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 1,268,466

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 9,242,873

 Diversified Financials - 1.8%

 Other Diversified Financial Services - 1.4%

 436,717

 5.25

 B+/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 412,698

 994,244

 5.25

 B+/B2

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 939,561

 221,684

 8.75

 B-/B3

 BNY ConvergEx Group LLC, Term Loan Second Lien (EZE), 11/29/17

 206,166

 528,316

 8.75

 B-/B3

 BNY ConvergEx Group LLC, Term Loan Second Lien (TOP), 12/16/17

 491,334

 1,225,766

 9.25

 NR/WR

 Vertrue, Inc., Term Loan (First Lien), 8/18/14

 484,178

 1,751,227

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 1,753,854

 $

 4,287,791

 Consumer Finance - 0.2%

 500,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 477,708

 Asset Management & Custody Banks - 0.1%

 370,313

 6.75

 B+/B2

 4L Holdings Corp., Term Loan, 4/13/18

 $

 364,758

 Investment Banking & Brokerage - 0.0%

 99,750

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 99,376

 Total Diversified Financials

 $

 5,229,633

 Insurance - 1.6%

 Insurance Brokers - 1.0%

 228,074

 3.46

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 228,359

 953,885

 6.75

 B-/B2

 Alliant Holdings I, Inc., Tranche D Incremental Loan, 8/21/14

 963,424

 500,000

 5.75

 B+/Ba2

 AmWINS Group, Inc., 5/7/19

 500,000

 97,256

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 97,945

 475,367

 4.75

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 474,298

 669,375

 2.75

 B/B1

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 662,467

 $

 2,926,493

 Life & Health Insurance - 0.6%

 1,583,566

 6.25

 NR/NR

 CNO Financial Group, Inc., B-1 Loan, 9/30/16

 $

 1,591,484

 Total Insurance

 $

 4,517,977

 Real Estate - 0.7%

 Real Estate Services - 0.7%

 990,000

 3.50

 BB/Ba1

 CBRE Group, Inc., Incremental Tranche C Term Loan, 2/17/18

 $

 985,050

 990,000

 3.75

 BB/Ba1

 CBRE Group, Inc., Incremental Tranche D Term Loan, 8/17/19

 985,050

 $

 1,970,100

 Total Real Estate

 $

 1,970,100

 Software & Services - 5.5%

 IT Consulting & Other Services - 0.2%

 500,000

 0.00

 BB/NR

 Booz Allen Hamilton Holding Corp., 7/10/19

 $

 502,750

 Data Processing & Outsourced Services - 1.5%

 954,714

 5.50

 BB-/B1

 CCC Information Services Group, Inc., Term Loan, 11/29/15

 $

 955,908

 67,341

 5.25

 B+/NR

 First Data Corp., 2017 Dollar Term Loan, 3/24/17

 65,342

 887,680

 4.25

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 830,259

 619,048

 7.00

 BB/B1

 Global Cash Access Holdings, Inc., Term Loan, 2/1/16

 626,786

 1,017,313

 5.00

 BB+/Ba2

 NeuStar, Inc., Term Advance Loan, 10/11/18

 1,021,127

 285,000

 3.75

 BBB-/Ba2

 Vantiv LLC, Tranche B Term Loan, 2/22/19

 285,594

 597,499

 4.25

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 599,366

 $

 4,384,382

 Application Software - 3.2%

 1,870,346

 7.50

 BB-/Ba3

 Allen Systems Group, Inc., Term B Loan, 11/22/15

 $

 1,823,587

 249,375

 5.50

 NR/B1

 Applied Systems, Inc., Tranche A Term Loan, 12/31/16

 248,752

 1,296,750

 6.25

 B+/Ba3

 Infor US, Inc., Tranche B Term Loan, 3/16/18

 1,310,730

 372,642

 4.25

 B+/B1

 Serena Software, Inc., 2016 Term Loan (Extended), 3/10/16

 364,257

 1,732,500

 4.50

 B+/B1

 Verint Systems, Inc., Term Loan 2011, 10/6/17

 1,723,838

 1,699,382

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 1,699,736

 462,500

 5.50

 B/Ba3

 Wall Street Systems, Term Loan (First Lien), 5/4/17

 461,344

 $

 7,632,244

 Systems Software - 0.6%

 1,306,725

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 1,265,857

 637,057

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 636,261

 $

 1,902,118

 Total Software & Services

 $

 14,421,494

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 0.7%

 1,970,025

 4.25

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 1,971,885

 261,688

 4.50

 NR/NR

 TowerCo Finance LLC, New Term Loan, 2/2/17

 262,669

 $

 2,234,554

 Electronic Equipment Manufacturers - 0.7%

 1,975,000

 4.75

 B+/Ba3

 Sensus USA, Inc., Term Loan (First Lien), 4/13/17

 $

 1,976,234

 Electronic Components - 0.9%

 492,500

 5.00

 B+/Ba2

 CPI International, Inc., Term B Loan, 11/24/17

 $

 492,500

 850,000

 6.25

 B+/B2

 Generac Acquisition Corp., Term Loan, 5/22/19

 856,375

 $

 1,348,875

 Technology Distributors - 0.4%

 663,188

 4.75

 BB-/B1

 Excelitas Technologies Corp., New Term B Loan, 11/29/16

 $

 643,292

 523,938

 6.50

 B/B2

 Securus Technologies, Inc., Tranche 2 Term Loan (First Lien), 5/31/17

 521,318

 $

 1,164,610

 Total Technology Hardware & Equipment

 $

 6,724,273

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductor Equipment - 1.6%

 1,150,052

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 1,126,327

 2,356,459

 4.50

 B/B1

 Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16

 2,220,963

 1,386,000

 4.00

 BB+/Ba2

 Sensata Technologies BV, Term Loan, 4/29/18

 1,385,346

 $

 4,732,636

 Semiconductors - 0.7%

 1,520,351

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 1,514,649

 473,813

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 475,293

 $

 1,989,942

 Total Semiconductors & Semiconductor Equipment

 $

 6,722,578

 Telecommunication Services - 3.2%

 Integrated Telecommunication Services - 1.3%

 2,054,850

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 2,064,267

 1,256,836

 4.59

 BB-/Ba3

 West Corp., Term B-4 Loan, 7/15/16

 1,255,265

 353,019

 4.50

 BB-/Ba3

 West Corp., Term B-5 Loan, 7/15/16

 352,578

 289,529

 3.15

 BB+/Baa3

 Windstream Corp., Tranche B-2 Term Loan, 12/17/15

 288,966

 $

 3,961,076

 Wireless Telecommunication Services - 1.8%

 1,856,250

 4.50

 NR/NR

 Cellular South, Inc., Term Loan, 6/16/17

 $

 1,846,969

 987,500

 5.25

 BB-/B1

 Intelsat Jackson Holdings SA, Tranche B Term Loan, 4/3/18

 990,278

 1,249,301

 4.07

 BB/Ba1

 MetroPCS, Inc., Tranche B-2 Term Loan, 11/3/16

 1,248,185

 296,247

 4.00

 BB/Ba1

 MetroPCS, Inc., Tranche B-3 Term Loan, 3/17/18

 294,988

 1,025,000

 5.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/10/19

 1,023,719

 $

 5,404,139

 Total Telecommunication Services

 $

 9,365,215

 Utilities - 1.9%

 Electric Utilities - 0.8%

 627,717

 7.75

 BB/Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 623,009

 2,528,934

 4.75

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 1,615,357

 $

 2,238,366

 Independent Power Producers & Energy Traders - 1.1%

 1,431,875

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 3/1/18

 $

 1,438,815

 299,244

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 300,296

 1,663,938

 4.25

 BB+/Ba1

 The AES Corp., Initial Term Loan, 5/17/18

 1,669,433

 $

 3,408,544

 Total Utilities

 $

 5,646,910

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $277,544,803)

 $

 275,150,698

 TEMPORARY CASH INVESTMENT - 2.0%

 Repurchase Agreements - 2.0%

 6,030,000

 NR/Aaa

 JPMorgan, Inc., 0.19%, dated 7/31/12, repurchase price of $6,030,000 plus accrued interest on 8/1/12 collateralized by $6,150,675 Federal

 National Mortgage Association, 3.5-7.0%, 7/1/19-8/1/42

 $

 6,030,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $6,030,000)

 $

 6,030,000

 TOTAL INVESTMENT IN SECURITIES - 100.4%

 (Cost $300,481,169) (a)

 $

 298,527,916

 OTHER ASSETS & LIABILITIES - (0.4)%

 $

 1,317,743

 TOTAL NET ASSETS - 100.0%

 $

 297,210,173

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT's

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2012, the value of these securities amounted to $8,026,489 or 2.7% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $300,489,169 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $       2,520,198

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

          (4,473,450)

 Net unrealized gain

  $      (1,953,253)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of July 31, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
2,234,446

$
-

$
2,234,446

 Collateralized Mortgage Obligations

-

2,109,129

-

2,109,129

 Corporate Bonds

-

11,742,092

-

11,742,092

 Convertible Corporate Bonds

-

1,005,000

-

1,005,000

 Senior Floating Rate Loan Interests

-

275,150,698

-

275,150,698

 Common Stocks

142

138,129

-

138,271

 Preferred Stocks

-

-

-

-

 Convertible Preferred Stocks

118,280

-

-

118,280

 Repurchase Agreement

-

6,030,000

-

6,030,000

 Total

$
118,422

$
298,409,494

$
-

$
298,527,916

 Other Financial Instruments*

$
-

$
(11,946
)

-

$
(11,946
)

 *Other Financial Instruments include the realized gain (loss) on foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Balance as of 10/31/12

$
108,223

 Realized gain (loss)

53,795

 Change in unrealized appreciation (depreciation)1

(63,999
)

 Net purchases (sales)

(98,019
)

 Transfers in and out of Level 3

-

 Balance as of 7/31/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2012

* Print the name and title of each signing officer under his or her signature.